PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of financial position (Details) - RUB (₽) ₽ in Millions	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total non-current assets		₽ 2,149	₽ 2,370
Current assets
Trade and other receivables		414	408
Cash and cash equivalents.	₽ 4,700	4,110	2,419	₽ 449	₽ 148
Total current assets		4,825	3,230
Total assets		6,974	5,600
Equity
Share capital		2	2
Share premium		7,702	7,614
Equity-settled employee benefits reserves		648	110
Accumulated losses		(3,343)	(3,854)
Total equity		5,009	3,872	(872)	(245)
Non-current liabilities
Total non-current liabilities		263	308
Current liabilities
Trade and other payables		642	619
Current tax liabilities		66	59
Total current liabilities		1,702	1,420
Total liabilities		1,965	1,728
Total liabilities and equity		6,974	5,600
Parent company
Non-current assets
Investments in subsidiaries		7,522	5,256
Total non-current assets		7,522	5,256
Current assets
Trade and other receivables		10	280
Loans receivable		10	616
Cash and cash equivalents.		680	1,575	₽ 2	₽ 561
Total current assets		700	2,471
Total assets		8,222	7,727
Equity
Share capital		2	2
Share premium		7,702	7,614
Equity-settled employee benefits reserves		648	110
Accumulated losses		(362)	(417)
Total equity		7,990	7,309
Non-current liabilities
Trade and other payables			27
Total non-current liabilities			27
Current liabilities
Trade and other payables		230	391
Current tax liabilities		2
Total current liabilities		232	391
Total liabilities		232	418
Total liabilities and equity		₽ 8,222	₽ 7,727